Right-of-use asset and lease liability (Details 6) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Facilities sharing	R$ 37,074
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Facilities sharing	2,082
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Facilities sharing	8,327
Later than five years [member]
IfrsStatementLineItems [Line Items]
Facilities sharing	R$ 26,665